Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Revenues
Licensing (Note 3)	$ 264,551	$ 252,272
Up-front fees (Note 3)	78,985	82,246
Revenues	343,536	334,518
Cost of goods sold	33,068	0
Gross margin	310,468	334,518
Expenses
Research and development	2,132,261	2,264,128
Selling, general and administrative	1,207,243	1,013,470
Depreciation (Note 4)	125,284	148,182
Expenses	3,464,788	3,425,780
Loss from operations	(3,154,320)	(3,091,262)
Net foreign exchange (loss) gain	(11,332)	25
Interest income	11	0
Interest expense	(58,808)	(58,351)
Net loss and comprehensive loss	$ (3,224,449)	$ (3,149,588)
Loss per common share, basic and diluted	$ (0.16)	$ (0.91)
Weighted average number of common shares outstanding, basic and diluted	20,058,207	3,470,451